Note 4 - Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 27, 2013 M/T UACC Sila [Member]
Asset Impairment Charges	$ 16,978
Proceeds from Sale of Productive Assets		$ 118,220	$ 19,473	$ 26,000